Financial Instruments - Financial instruments, changes in Fair Value of level 3 instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Beginning balance, Financial assets	€ 77,853
Ending balance, Financial assets	184,946	€ 77,853
Level 3 | Convertible loans - embedded derivative
Financial liabilities
Initial recognition	274	516
Changes from fair value remeasurement	15,222	€ (516)
Ending balance, Financial liabilities	14,948
Level 3 | Promissory notes
Financial assets
Initial recognition	622
Changes from fair value remeasurement	58
Foreign exchange effects	(4)
Ending balance, Financial assets	€ 676